Segmented information - Revenues by Services and Products (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenues	$ 23,964	$ 23,468
Total services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenues	20,737	20,441
Wireless
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenues	6,427	6,269
Data
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenues	7,684	7,466
Voice
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenues	3,564	3,782
Media
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenues	2,811	2,677
Other services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenues	251	247
Total products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenues	3,227	3,027
Wireless
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenues	2,660	2,497
Data
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenues	519	466
Equipment and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total operating revenues	$ 48	$ 64